Share-Based Payments - Schedule of Options are Fair Valued Using Monte Carlo Simulation (Details) - Fair Values [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Options are Fair Valued Using Monte Carlo Simulation [Line Item]
Expected weighted average volatility (%)	108.00%	130.00%
Probability of no default	92.00%	92.00%
Risk-free interest rate	4.38%	4.38%